GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2024 (Unaudited)

Shares	Common Stocks: 98.6%	Value
	Australia: 6.1%
34,519	Corporate Travel Management Ltd.	$307,810
19,149	Sonic Healthcare Ltd.	360,437
		668,247
	China: 56.6%
22,600	Alibaba Group Holding Ltd.	319,806
1,700	Alibaba Group Holding Ltd. - ADR	180,404
12,300	Autohome Inc. - ADR	401,226
3,400	Baidu Inc. - ADR*	357,986
293,000	China Medical System Holdings Ltd.	337,347
76,500	China Merchants Bank Co., Ltd. - H Shares	379,378
205,000	Geely Automobile Holdings Ltd.	321,209
111,000	Haitian International Holdings Ltd.	356,984
100,700	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	417,781
380	JD.com Inc. - CL A	8,169
11,260	JD.com Inc. - ADR	450,400
800	Meituan - Class B*	17,701
111,909	NARI Technology Co., Ltd. - A Shares	441,925
5,200	NetEase Inc. - ADR	486,252
49,000	Ping An Insurance Group Company of China Ltd. - H Shares	316,121
114,600	Sany Heavy Industry Co., Ltd. - A Shares	308,788
44,300	Shenzhou International	402,056
417,000	Sino Biopharmaceutical Ltd.	200,093
8,000	Tencent Holdings Ltd.	457,557
		6,161,183
	Singapore: 4.4%
16,018	DBS Group Holdings Ltd.	474,233

	South Korea: 6.2%
65,683	Hanon Systems	211,900
10,050	Samsung Electronics Co., Ltd.	468,618
		680,518
	Taiwan: 14.0%
34,000	Elite Material Co., Ltd.	478,481
4,800	Largan Precision Co., Ltd.	383,843
2	Shin Zu Shing Co., Ltd.	12
22,000	Taiwan Semiconductor Manufacturing Co., Ltd.	662,847
		1,525,183

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2024 (Unaudited)

Shares	Common Stocks: 98.6%	Value
	United States: 11.3%
2,936	Applied Materials Inc.	$593,219
3,702	Broadcom Inc.	638,595
		1,231,814

	Total Common Stocks	10,741,178
	(cost $7,819,683)

	Total Investments in Securities	10,741,178
	(cost $7,819,683): 98.61%

	Other Assets less Liabilities: 1.39%	151,598

	Net Assets: 100.0%	$10,892,776

*	Non-income producing security.

ADR - American Depository Receipt